Fair Value Measurements - Schedule of Breakdown of the Available-for-Sale Marketable Securities in an Unrealized Loss Position (Details) $ in Thousands	Jun. 30, 2022 USD ($)
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	$ 22,959
Fair Value, Total	22,959
Gross Unrealized Loss, Less than 12 months	47
Gross Unrealized Loss, Total	47
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	21,967
Fair Value, Total	21,967
Gross Unrealized Loss, Less than 12 months	126
Gross Unrealized Loss, Total	126
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	40,912
Fair Value, Total	40,912
Gross Unrealized Loss, Less than 12 months	0
Gross Unrealized Loss, Total	0
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	2,828
Fair Value, Total	10,530
Gross Unrealized Loss, Less than 12 months	25
Gross Unrealized Loss, Total	60
Fair Value, Greater than 12 months	7,702
Gross Unrealized Loss, Greater than 12 months	$ 35